Income taxes - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Tax credit carryforwards and other	$ 481
Bio Ventus LLC [Member]
Deferred tax assets:
Net operating losses		$ 3,874	$ 3,530
Tax credit carryforwards and other		696	390
Gross deferred tax assets		4,570	3,920
Valuation allowance		(2,993)	(2,423)
Total deferred tax assets		1,577	1,497
Deferred tax liability:
Acquired intangible		4,939	5,371
Net deferred tax liability		$ 3,362	$ 3,874